Quarterly Holdings Report
for
Fidelity Advisor® Mid Cap II Fund
March 31, 2023
AMP-NPRT1-0523
1.814652.118
Common Stocks - 96.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Entertainment - 0.8%
Endeavor Group Holdings, Inc. (a)	179,600	4,297,828
Live Nation Entertainment, Inc. (a)	36,300	2,541,000
Spotify Technology SA (a)	28,900	3,861,618
		10,700,446
Interactive Media & Services - 0.8%
Bumble, Inc. (a)	267,800	5,235,490
IAC, Inc. (a)	107,500	5,547,000
		10,782,490
Media - 0.5%
Interpublic Group of Companies, Inc.	180,594	6,725,321
TOTAL COMMUNICATION SERVICES		28,208,257
CONSUMER DISCRETIONARY - 12.5%
Distributors - 0.2%
Pool Corp.	8,100	2,773,764
Diversified Consumer Services - 0.5%
European Wax Center, Inc. (b)	92,148	1,750,812
Grand Canyon Education, Inc. (a)	43,600	4,966,040
		6,716,852
Hotels, Restaurants & Leisure - 4.3%
Amadeus IT Holding SA Class A (a)	112,300	7,533,484
ARAMARK Holdings Corp.	252,800	9,050,240
Bowlero Corp. Class A (a)	318,737	5,402,592
Caesars Entertainment, Inc. (a)	68,649	3,350,758
Churchill Downs, Inc.	82,000	21,078,100
Jubilant Foodworks Ltd.	152,980	821,851
Light & Wonder, Inc. Class A (a)	87,600	5,260,380
Noodles & Co. (a)	617,600	2,995,360
Xponential Fitness, Inc. (a)(b)	137,150	4,167,989
		59,660,754
Household Durables - 1.7%
KB Home	73,100	2,937,158
NVR, Inc. (a)	1,515	8,441,868
Taylor Morrison Home Corp. (a)	264,600	10,123,596
Vizio Holding Corp. (a)(b)	189,300	1,737,774
		23,240,396
Leisure Products - 0.4%
YETI Holdings, Inc. (a)	121,700	4,868,000
Specialty Retail - 3.5%
Academy Sports & Outdoors, Inc.	139,400	9,095,850
America's Car Mart, Inc. (a)	20,200	1,600,042
Dick's Sporting Goods, Inc.	78,400	11,124,176
Five Below, Inc. (a)	52,800	10,875,216
Floor & Decor Holdings, Inc. Class A (a)(b)	30,900	3,034,998
Revolve Group, Inc. (a)(b)	70,700	1,859,410
Williams-Sonoma, Inc. (b)	83,800	10,195,108
		47,784,800
Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corp. (a)	58,575	26,332,392
TOTAL CONSUMER DISCRETIONARY		171,376,958
CONSUMER STAPLES - 4.7%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	21,600	7,099,920
Food & Staples Retailing - 3.5%
BJ's Wholesale Club Holdings, Inc. (a)	213,700	16,256,159
Performance Food Group Co. (a)	208,400	12,574,856
Sprouts Farmers Market LLC (a)	211,100	7,394,833
U.S. Foods Holding Corp. (a)	321,100	11,861,434
		48,087,282
Food Products - 0.6%
Nomad Foods Ltd. (a)	269,300	5,046,682
Westrock Coffee Holdings (b)	209,326	2,562,150
		7,608,832
Personal Products - 0.1%
Olaplex Holdings, Inc. (a)	440,700	1,881,789
TOTAL CONSUMER STAPLES		64,677,823
ENERGY - 4.1%
Energy Equipment & Services - 2.2%
Baker Hughes Co. Class A	247,600	7,145,736
Nextier Oilfield Solutions, Inc. (a)	680,900	5,413,155
NOV, Inc.	143,800	2,661,738
TechnipFMC PLC (a)	766,500	10,462,725
Valaris Ltd. (a)	83,807	5,452,483
		31,135,837
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp. (a)	168,800	3,897,592
Cheniere Energy, Inc.	24,600	3,876,960
Hess Corp.	26,700	3,533,478
Magnolia Oil & Gas Corp. Class A	155,000	3,391,400
New Fortress Energy, Inc.	157,714	4,641,523
Ovintiv, Inc.	69,800	2,518,384
Range Resources Corp.	145,297	3,846,012
		25,705,349
TOTAL ENERGY		56,841,186
FINANCIALS - 13.1%
Banks - 3.6%
Associated Banc-Corp.	251,200	4,516,576
Bancorp, Inc., Delaware (a)	370,800	10,326,780
Cadence Bank	126,000	2,615,760
East West Bancorp, Inc.	208,500	11,571,750
Popular, Inc.	108,800	6,246,208
Signature Bank	61,900	11,328
Wintrust Financial Corp.	196,300	14,320,085
		49,608,487
Capital Markets - 2.1%
Ameriprise Financial, Inc.	24,787	7,597,216
Northern Trust Corp.	91,300	8,046,269
Raymond James Financial, Inc.	82,186	7,665,488
TMX Group Ltd.	57,300	5,787,236
		29,096,209
Diversified Financial Services - 0.4%
Equitable Holdings, Inc.	234,900	5,964,111
Financial Services - 1.5%
Essent Group Ltd.	117,729	4,715,046
Euronet Worldwide, Inc. (a)	82,291	9,208,363
Shift4 Payments, Inc. (a)	86,700	6,571,860
		20,495,269
Insurance - 5.5%
American Financial Group, Inc.	42,300	5,139,450
Arch Capital Group Ltd. (a)	172,600	11,714,362
Assurant, Inc.	42,100	5,054,947
Hartford Financial Services Group, Inc.	140,600	9,798,414
Old Republic International Corp.	349,600	8,729,512
Primerica, Inc.	94,558	16,286,670
Reinsurance Group of America, Inc.	96,291	12,783,593
Selective Insurance Group, Inc.	62,300	5,939,059
		75,446,007
TOTAL FINANCIALS		180,610,083
HEALTH CARE - 8.5%
Biotechnology - 1.6%
Argenx SE ADR (a)	7,000	2,608,060
Blueprint Medicines Corp. (a)	31,000	1,394,690
Exelixis, Inc. (a)	311,600	6,048,156
Legend Biotech Corp. ADR (a)	41,800	2,015,596
United Therapeutics Corp. (a)	43,400	9,719,864
		21,786,366
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	147,510	7,379,925
Envista Holdings Corp. (a)	102,200	4,177,936
Hologic, Inc. (a)	57,379	4,630,485
Masimo Corp. (a)	45,500	8,396,570
ResMed, Inc.	16,627	3,641,147
The Cooper Companies, Inc.	15,339	5,726,969
Zimmer Biomet Holdings, Inc.	75,700	9,780,440
		43,733,472
Health Care Providers & Services - 1.9%
agilon health, Inc. (a)	209,400	4,973,250
Guardant Health, Inc. (a)	34,600	811,024
Modivcare, Inc. (a)	20,700	1,740,456
Molina Healthcare, Inc. (a)	24,600	6,580,254
Option Care Health, Inc. (a)	392,200	12,460,194
		26,565,178
Health Care Technology - 0.3%
Evolent Health, Inc. (c)	117,300	3,616,066
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc. Class A (a)	11,500	5,508,730
ICON PLC (a)	14,700	3,139,773
Thermo Fisher Scientific, Inc.	6,430	3,706,059
		12,354,562
Pharmaceuticals - 0.6%
UCB SA	94,800	8,475,706
TOTAL HEALTH CARE		116,531,350
INDUSTRIALS - 22.4%
Aerospace & Defense - 2.0%
AerSale Corp. (a)	194,800	3,354,456
Axon Enterprise, Inc. (a)	42,900	9,646,065
Howmet Aerospace, Inc.	216,800	9,185,816
Spirit AeroSystems Holdings, Inc. Class A	149,700	5,169,141
		27,355,478
Air Freight & Logistics - 0.6%
GXO Logistics, Inc. (a)	169,588	8,557,410
Building Products - 1.1%
Builders FirstSource, Inc. (a)	179,700	15,953,766
Commercial Services & Supplies - 0.5%
Driven Brands Holdings, Inc. (a)	227,500	6,895,525
Construction & Engineering - 2.0%
Quanta Services, Inc.	73,700	12,281,368
Willscot Mobile Mini Holdings (a)	315,600	14,795,328
		27,076,696
Electrical Equipment - 3.9%
Acuity Brands, Inc.	59,000	10,781,070
AMETEK, Inc.	81,500	11,844,395
Array Technologies, Inc. (a)	205,600	4,498,528
Generac Holdings, Inc. (a)	65,600	7,085,456
Regal Rexnord Corp.	100,402	14,129,573
Sunrun, Inc. (a)(b)	265,307	5,345,936
		53,684,958
Ground Transportation - 0.8%
J.B. Hunt Transport Services, Inc.	26,500	4,649,690
RXO, Inc.	177,500	3,486,100
U-Haul Holding Co. (b)	40,200	2,397,930
		10,533,720
Machinery - 4.8%
Chart Industries, Inc. (a)	54,400	6,821,760
Crane Holdings Co.	131,600	14,936,600
Fortive Corp.	154,300	10,518,631
IDEX Corp.	39,100	9,033,273
Ingersoll Rand, Inc.	105,700	6,149,626
ITT, Inc.	213,759	18,447,402
		65,907,292
Marine - 0.3%
Clarkson PLC	95,969	3,658,169
Professional Services - 5.2%
ASGN, Inc. (a)	101,099	8,357,854
Concentrix Corp.	59,000	7,171,450
FTI Consulting, Inc. (a)	56,500	11,150,275
Genpact Ltd.	175,943	8,132,085
KBR, Inc.	288,200	15,865,410
Maximus, Inc.	106,511	8,382,416
WNS Holdings Ltd. sponsored ADR (a)	139,300	12,978,581
		72,038,071
Trading Companies & Distributors - 1.2%
NOW, Inc. (a)	389,600	4,344,040
RS GROUP PLC	684,781	7,720,977
Univar Solutions, Inc. (a)	112,357	3,935,866
		16,000,883
TOTAL INDUSTRIALS		307,661,968
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 0.7%
Digi International, Inc. (a)	279,300	9,406,824
Electronic Equipment & Components - 3.4%
CDW Corp.	36,651	7,142,913
Flex Ltd. (a)	669,700	15,409,797
Jabil, Inc.	277,474	24,462,108
		47,014,818
IT Services - 0.4%
Endava PLC ADR (a)	30,300	2,035,554
GoDaddy, Inc. (a)	26,700	2,075,124
Wix.com Ltd. (a)	20,400	2,035,920
		6,146,598
Semiconductors & Semiconductor Equipment - 3.9%
Axcelis Technologies, Inc. (a)	28,100	3,744,325
Marvell Technology, Inc.	59,700	2,585,010
MKS Instruments, Inc.	90,700	8,037,834
Nova Ltd. (a)	39,400	4,116,118
onsemi (a)	148,800	12,249,216
Skyworks Solutions, Inc.	34,000	4,011,320
SolarEdge Technologies, Inc. (a)	27,700	8,419,415
Teradyne, Inc.	102,200	10,987,522
		54,150,760
Software - 1.6%
Black Knight, Inc. (a)	34,500	1,985,820
Dynatrace, Inc. (a)	296,100	12,525,030
PowerSchool Holdings, Inc. (a)	171,900	3,407,058
Zoom Video Communications, Inc. Class A (a)	47,700	3,522,168
		21,440,076
Technology Hardware, Storage & Peripherals - 0.2%
Corsair Gaming, Inc. (a)(b)	134,756	2,472,773
TOTAL INFORMATION TECHNOLOGY		140,631,849
MATERIALS - 7.3%
Chemicals - 2.6%
Axalta Coating Systems Ltd. (a)	253,900	7,690,631
Cabot Corp.	90,200	6,912,928
Celanese Corp. Class A	66,900	7,284,741
CF Industries Holdings, Inc.	43,300	3,138,817
Element Solutions, Inc.	552,000	10,659,120
		35,686,237
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	28,700	10,190,222
Containers & Packaging - 0.6%
Avery Dennison Corp.	49,000	8,767,570
Metals & Mining - 3.3%
Agnico Eagle Mines Ltd. (Canada)	62,706	3,196,776
Commercial Metals Co.	109,800	5,369,220
First Quantum Minerals Ltd.	563,600	12,956,753
Reliance Steel & Aluminum Co.	55,500	14,249,070
Wheaton Precious Metals Corp.	194,700	9,377,006
		45,148,825
TOTAL MATERIALS		99,792,854
REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Alexandria Real Estate Equities, Inc.	35,700	4,483,563
CubeSmart	243,200	11,240,704
EastGroup Properties, Inc.	75,500	12,481,660
Equity Lifestyle Properties, Inc.	57,100	3,833,123
Essex Property Trust, Inc.	18,500	3,869,090
Invitation Homes, Inc.	280,900	8,772,507
Lamar Advertising Co. Class A	128,300	12,815,887
Mid-America Apartment Communities, Inc.	20,000	3,020,800
National Retail Properties, Inc.	108,300	4,781,445
Ryman Hospitality Properties, Inc.	111,800	10,031,814
Sun Communities, Inc.	27,100	3,817,848
Terreno Realty Corp.	50,700	3,275,220
Ventas, Inc.	218,300	9,463,305
		91,886,966
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	78,691	5,729,492
TOTAL REAL ESTATE		97,616,458
UTILITIES - 4.2%
Electric Utilities - 2.3%
Constellation Energy Corp.	111,200	8,729,200
OGE Energy Corp.	352,100	13,260,086
PG&E Corp. (a)	545,600	8,822,352
		30,811,638
Independent Power and Renewable Electricity Producers - 1.5%
Clearway Energy, Inc. Class C	221,200	6,930,196
NextEra Energy Partners LP	113,400	6,889,050
The AES Corp.	300,400	7,233,632
		21,052,878
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	97,700	5,652,922
TOTAL UTILITIES		57,517,438
TOTAL COMMON STOCKS (Cost $1,016,021,980)		1,321,466,224

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (d)	23,858,795	23,863,566
Fidelity Securities Lending Cash Central Fund 4.87% (d)(e)	27,561,994	27,564,750
TOTAL MONEY MARKET FUNDS (Cost $51,428,316)		51,428,316

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,067,450,296)	1,372,894,540
NET OTHER ASSETS (LIABILITIES) - 0.1%	757,604
NET ASSETS - 100.0%	1,373,652,144

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,616,066 or 0.3% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Evolent Health, Inc.	3/28/23	3,401,700

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	20,872,756	65,976,726	62,985,916	173,122	-	-	23,863,566	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	25,306,750	65,769,366	63,511,366	111,776	-	-	27,564,750	0.1%
Total	46,179,506	131,746,092	126,497,282	284,898	-	-	51,428,316

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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